UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
MUTUAL FUNDS† - 45.3%
Guggenheim Strategy Fund II1	58,232	$1,455,804
Guggenheim Strategy Fund I1	58,115	1,455,793
Total Mutual Funds
(Cost $2,894,774)		2,911,597

	Face Amount
U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bill
0.52% due 05/11/17[2,3]	$250,000	249,810
Total U.S. Treasury Bills
(Cost $249,854)		249,810

REPURCHASE AGREEMENTS††,[4] - 43.6%
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	2,417,899	2,417,899
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	306,718	306,718
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	42,795	42,795
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	30,289	30,289
Total Repurchase Agreements
(Cost $2,797,701)		2,797,701
Total Investments - 92.8%
(Cost $5,942,329)		$5,959,108
Other Assets & Liabilities, net - 7.2%		460,439
Total Net Assets - 100.0%		$6,419,547

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2017 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $6,322,063)	65	$(15,077)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[3]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Mutual Funds	$2,911,597	$—	$—	$—	$—	$2,911,597
Repurchase Agreements	—	—	2,797,701	—	—	2,797,701
U.S. Treasury Bills	—	—	249,810	—	—	249,810
Total	$2,911,597	$—	$3,047,511	$—	$—	$5,959,108

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$15,077	$—	$—	$—	$15,077

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.6%
Guggenheim Enhanced Short Duration ETF*,1,2	108,400	$5,448,184
Total Exchange-Traded Funds
(Cost $5,429,550)		5,448,184

MUTUAL FUNDS† - 73.4%
Guggenheim Strategy Fund III[1]	1,120,492	28,023,505
Guggenheim Strategy Fund I1	910,192	22,800,305
Guggenheim Strategy Fund II1	821,019	20,525,473
Total Mutual Funds
(Cost $71,069,176)		71,349,283

	Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bill
0.52% due 05/11/17[4,5]	$10,500,000	10,492,031
Total U.S. Treasury Bills
(Cost $10,493,869)		10,492,031

REPURCHASE AGREEMENTS††,6 - 7.8%
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	4,038,407	4,038,407
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	2,601,693	2,601,693
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	563,463	563,463
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	398,802	398,801
Total Repurchase Agreements
(Cost $7,602,364)		7,602,364

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
First American Government Obligations Fund — Class Z, 0.61%[3]	466,375	466,375
Total Securities Lending Collateral
(Cost $466,375)		466,375
Total Investments - 98.1%
(Cost $95,061,334)		$95,358,237
Other Assets & Liabilities, net - 1.9%		1,866,832
Total Net Assets - 100.0%		$97,225,069

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
April 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $10,761,825)	97	$377,496
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $15,439,659)	142	173,246
June 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $9,952,919)	89	162,811
June 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $5,925,904)	18	104,812
April 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $4,616,281)	42	33,619
June 2017 Euro STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $1,792,084)	49	26,965
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $2,233,790)	13	25,717
April 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $818,495)	15	15,139
June 2017 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,336,650)	15	14,028
June 2017 FTSE MIB Index Futures Contracts†† (Aggregate Value of Contracts $213,634)	2	7,915
April 2017 OMX Stockholm 30 Index Futures Contracts†† (Aggregate Value of Contracts $387,560)	22	6,180
June 2017 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $720,825)	15	3,702
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $276,760)	4	1,947
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,179,000)	10	937
June 2017 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $959,898)	9	(2,630)
June 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,703,121)	10	(12,596)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
June 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $7,914,592)	87	$(27,757)
April 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $2,453,720)	37	(34,388)
June 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $8,651,160)	84	(47,126)
June 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $4,360,566)	32	(69,737)
April 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $10,267,863)	66	(90,936)
April 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $9,300,480)	256	(95,724)
(Total Aggregate Value of Contracts $101,266,786)		$573,620

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $20,448,566)	128	$135,177
June 2017 Euro - BTP Italian Government Bond Futures Contracts†† (Aggregate Value of Contracts $11,993,023)	86	71,116
June 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $5,107,063)	41	19,717
June 2017 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $3,273,562)	19	13,719
June 2017 Euro - OATS Futures Contracts†† (Aggregate Value of Contracts $940,873)	6	9,478
June 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $11,109,559)	79	5,248
June 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $706,313)	6	(70)
June 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $5,374,591)	52	(3,042)
June 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $96,880,621)	809	(43,521)
(Total Aggregate Value of Contracts $155,834,171)		$207,822

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $6,318,582)	129	$144,322
June 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $8,914,351)	201	79,562
June 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,447,470)	27	54,557
December 2018 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $2,404,675)	49	49,844
May 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $2,103,525)	36	48,488
December 2018 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,119,700)	41	46,435
May 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $5,801,250)	150	44,504
December 2018 Brent Crude Futures Contracts (Aggregate Value of Contracts $2,144,000)	40	41,644
May 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $2,903,092)	42	36,335
September 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,867,585)	27	32,371
May 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $1,721,211)	26	30,997

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $638,000)	20	$17,985
April 2018 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,481,100)	86	12,799
December 2017 Corn Futures Contracts (Aggregate Value of Contracts $2,546,313)	131	11,793
March 2018 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $2,141,775)	38	615
May 2017 Silver Futures Contracts (Aggregate Value of Contracts $364,500)	4	(38)
May 2017 Soybean Meal Futures Contracts (Aggregate Value of Contracts $92,430)	3	(2,160)
May 2017 Copper Futures Contracts (Aggregate Value of Contracts $1,128,163)	17	(4,472)
May 2017 Cattle Feeder Futures Contracts (Aggregate Value of Contracts $728,200)	11	(10,752)
June 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $3,748,500)	30	(12,032)
July 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,747,558)	92	(26,456)
July 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $2,281,125)	105	(52,675)
July 2017 Cocoa Futures Contracts (Aggregate Value of Contracts $2,054,080)	98	(68,432)
November 2017 Soybean Futures Contracts (Aggregate Value of Contracts $2,571,750)	54	(121,062)
July 2017 Wheat Futures Contracts (Aggregate Value of Contracts $2,174,288)	99	(152,589)
(Total Aggregate Value of Contracts $62,443,223)		$201,583

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $6,332,070)	83	$78,381
June 2017 New Zealand Dollar Futures Contracts (Aggregate Value of Contracts $1,329,050)	19	15,002
June 2017 Mexican Peso Futures Contracts (Aggregate Value of Contracts $474,930)	18	4,673
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,590,231)	23	(1,751)
(Total Aggregate Value of Contracts $10,726,281)		$96,305

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2017 Soybean Futures Contracts (Aggregate Value of Contracts $6,566,012)	139	$381,586
May 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $3,959,750)	188	202,827
March 2018 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,538,906)	128	153,675
May 2017 Wheat Futures Contracts (Aggregate Value of Contracts $3,821,650)	179	129,860
July 2017 Soybean Futures Contracts (Aggregate Value of Contracts $2,292,600)	48	127,576
May 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,189,152)	116	108,819
September 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $2,362,500)	105	98,071
March 2018 Cocoa Futures Contracts (Aggregate Value of Contracts $2,309,040)	108	78,926

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2017 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $2,184,526)	42	$52,410
September 2017 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $2,044,163)	38	39,421
May 2017 Soybean Oil Futures Contracts (Aggregate Value of Contracts $648,720)	34	24,789
May 2017 Cocoa Futures Contracts (Aggregate Value of Contracts $1,277,340)	61	16,811
May 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $665,000)	14	9,777
September 2017 Wheat Futures Contracts (Aggregate Value of Contracts $2,291,438)	101	3,473
May 2017 Soybean Meal Futures Contracts (Aggregate Value of Contracts $246,480)	8	1,599
July 2017 Platinum Futures Contracts (Aggregate Value of Contracts $238,200)	5	(80)
June 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $650,540)	22	(1,507)
June 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $375,270)	7	(1,692)
September 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $1,825,627)	27	(4,110)
May 2017 Corn Futures Contracts (Aggregate Value of Contracts $1,477,238)	81	(4,514)
June 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $624,750)	5	(15,322)
May 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $319,000)	10	(20,938)
July 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,562,810)	29	(32,276)
June 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,585,030)	31	(35,776)
September 2017 Corn Futures Contracts (Aggregate Value of Contracts $2,354,450)	124	(40,817)
October 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $1,890,525)	39	(59,039)
May 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,584,680)	51	(62,081)
May 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $2,432,170)	34	(81,166)
December 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,091,000)	60	(106,983)
(Total Aggregate Value of Contracts $55,408,567)		$963,319

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,008,600)	34	$7,752
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $622,710)	9	(1,116)
June 2017 FTSE/JSE TOP 40 Index Futures Contracts†† (Aggregate Value of Contracts $646,590)	19	(4,182)
April 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $1,746,122)	32	(39,866)
(Total Aggregate Value of Contracts $7,024,022)		$(37,412)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $5,085,826)	38	$(2,512)
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,139,756)	19	(55,130)
June 2017 British Pound Futures Contracts (Aggregate Value of Contracts $5,020,400)	64	(103,388)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $15,504,589)	206	$(145,619)
(Total Aggregate Value of Contracts $27,750,571)		$(306,649)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $6,869,440)	43	$4,886
June 2017 Euro - 30 year Bond Futures Contracts†† (Aggregate Value of Contracts $359,927)	2	(25)
June 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $4,977,439)	31	(153)
June 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $4,608,813)	37	(678)
June 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $706,313)	6	(945)
June 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $6,718,239)	65	(6,115)
June 2017 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $17,532,704)	81	(7,734)
June 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $3,468,688)	23	(12,687)
June 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $7,952,097)	81	(86,127)
June 2017 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $61,044,579)	715	(241,911)
(Total Aggregate Value of Contracts $114,238,239)		$(351,489)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[3]	Rate indicated is the 7 day yield as of March 31, 2017.
[4]	All or a portion of this security is pledged as futures collateral.
[5]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$2,081,871	$—	$—	$—	$2,081,871
Currency Futures Contracts	—	98,056	—	—	—	98,056
Equity Futures Contracts	—	227,329	—	734,937	—	962,266
Exchange-Traded Funds	5,448,184	—	—	—	—	5,448,184
Interest Rate Futures Contracts	—	19,717	—	239,624	—	259,341
Mutual Funds	71,349,283	—	—	—	—	71,349,283
Repurchase Agreements	—	—	7,602,364	—	—	7,602,364
Securities Lending Collateral	466,375	—	—	—	—	466,375
U.S. Treasury Bills	—	—	10,492,031	—	—	10,492,031
Total	$77,263,842	$2,426,973	$18,094,395	$974,561	$—	$98,759,771

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$916,969	$—	$—	$—	$916,969
Currency Futures Contracts	—	308,400	—	—	—	308,400
Equity Futures Contracts	—	143,966	—	282,092	—	426,058
Interest Rate Futures Contracts	—	22,267	—	380,741	—	403,008
Total	$—	$1,391,602	$—	$662,833	$—	$2,054,435

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 58.4%
Consumer, Non-cyclical - 13.7%
WhiteWave Foods Co. — Class A*,1	30,431	$1,708,701
VCA, Inc.*,1	16,040	1,467,660
Mead Johnson Nutrition Co. — Class A1	14,148	1,260,304
Zeltiq Aesthetics, Inc.*,1	20,285	1,128,050
Alere, Inc.*,1	21,748	864,048
Reynolds American, Inc.[1]	9,137	575,814
CEB, Inc.[1]	3,242	254,822
MoneyGram International, Inc.*,1	10,537	177,126
CoreLogic, Inc.*,1	2,948	120,043
ManpowerGroup, Inc.[1]	1,169	119,904
Euronet Worldwide, Inc.*,1	1,398	119,557
Charles River Laboratories International, Inc.*,1	1,296	116,574
Procter & Gamble Co.[1]	1,296	116,447
Archer-Daniels-Midland Co.[1]	2,516	115,837
Amgen, Inc.[1]	704	115,505
Danaher Corp.[1]	1,347	115,209
Baxter International, Inc.[1]	2,211	114,662
AbbVie, Inc.[1]	1,754	114,291
Quanta Services, Inc.*,1	3,075	114,113
JM Smucker Co.[1]	864	113,253
Teleflex, Inc.[1]	584	113,139
Tyson Foods, Inc. — Class A1	1,829	112,868
Bunge Ltd.[1]	1,423	112,787
Quest Diagnostics, Inc.[1]	1,143	112,231
Molson Coors Brewing Co. — Class B1	1,169	111,885
Biogen, Inc.*,1	406	111,009
Johnson & Johnson[1]	890	110,850
Ingredion, Inc.[1]	915	110,194
Spectrum Brands Holdings, Inc.[1]	788	109,539
Graham Holdings Co. — Class B1	178	106,720
Cooper Cos., Inc.[1]	533	106,541
Bio-Rad Laboratories, Inc. — Class A*,1	533	106,248
Post Holdings, Inc.*,1	1,118	97,847
United Therapeutics Corp.*,1	712	96,391
DaVita, Inc.*,1	1,372	93,255
KAR Auction Services, Inc.[1]	2,135	93,235
Universal American Corp.*,1	8,916	88,892
United Rentals, Inc.*,1	610	76,281
WellCare Health Plans, Inc.*,1	533	74,732
Gilead Sciences, Inc.[1]	1,093	74,237
Universal Health Services, Inc. — Class B1	584	72,679
Pfizer, Inc.[1]	1,779	60,860
OPKO Health, Inc.*,2	7,370	58,960
Laboratory Corp. of America Holdings*,1	356	51,075
Total System Services, Inc.[1]	915	48,916
AMERCO[1]	127	48,411
Anthem, Inc.[1]	254	42,007
Pinnacle Foods, Inc.[1]	686	39,699
MEDNAX, Inc.*,1	356	24,699
Conagra Brands, Inc.[1]	483	19,484
Dr Pepper Snapple Group, Inc.[1]	178	17,430
Merck & Company, Inc.[1]	204	12,962
Church & Dwight Company, Inc.[1]	178	8,877
VWR Corp.*	76	2,143
Hill-Rom Holdings, Inc.[1]	25	1,765
UnitedHealth Group, Inc.	1	102
Total Consumer, Non-cyclical		11,360,870
Financial - 9.2%
EverBank Financial Corp.[1]	43,905	855,268
Silver Bay Realty Trust Corp.[1]	8,962	192,414
Cardinal Financial Corp.[1]	4,361	130,568
Suffolk Bancorp[1]	3,080	124,463
Popular, Inc.[1]	2,974	121,131
Host Hotels & Resorts, Inc.[1]	6,455	120,450
Columbia Property Trust, Inc.[1]	5,337	118,748
Citigroup, Inc.[1]	1,982	118,563
Air Lease Corp. — Class A1	3,050	118,188
Old Republic International Corp.[1]	5,769	118,148
Senior Housing Properties Trust[1]	5,820	117,855
Bank of New York Mellon Corp.[1]	2,491	117,650
Fifth Third Bancorp[1]	4,625	117,476
State Street Corp.[1]	1,474	117,345
Hospitality Properties Trust[1]	3,711	117,008
Chimera Investment Corp.[1]	5,789	116,822
CNA Financial Corp.[1]	2,643	116,742
Colony NorthStar, Inc. — Class A1	8,996	116,139
EPR Properties[1]	1,576	116,041
Assured Guaranty Ltd.[1]	3,126	116,006
Piedmont Office Realty Trust, Inc. — Class A1	5,413	115,730
Liberty Property Trust[1]	2,999	115,611
Regions Financial Corp.[1]	7,955	115,586
Southwest Bancorp, Inc.[1]	4,420	115,583
Ameriprise Financial, Inc.[1]	890	115,415
Morgan Stanley[1]	2,694	115,411
Equity Commonwealth*,1	3,685	115,046
Berkshire Hathaway, Inc. — Class B*,1	686	114,343
RenaissanceRe Holdings Ltd.[1]	788	113,985
Retail Properties of America, Inc. — Class A1	7,904	113,976
American Financial Group, Inc.[1]	1,194	113,931
Pacific Continental Corp.[1]	4,638	113,631
Kilroy Realty Corp.[1]	1,576	113,598
Validus Holdings Ltd.[1]	2,008	113,231
Reinsurance Group of America, Inc. — Class A1	890	113,012
Everest Re Group Ltd.[1]	483	112,930
Spirit Realty Capital, Inc.[1]	10,903	110,447
Camden Property Trust[1]	1,372	110,391
Capital One Financial Corp.[1]	1,270	110,058
Associated Banc-Corp.[1]	4,499	109,776
Navient Corp.[1]	7,396	109,165
Hartford Financial Services Group, Inc.[1]	2,209	106,187
Goldman Sachs Group, Inc.[1]	457	104,982

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Financial - 9.2% (continued)
Aspen Insurance Holdings Ltd.[1]	2,008	$104,516
Rayonier, Inc.[1]	3,583	101,542
PNC Financial Services Group, Inc.[1]	839	100,881
Heritage Oaks Bancorp[1]	7,525	100,459
PacWest Bancorp[1]	1,880	100,129
Brandywine Realty Trust[1]	5,718	92,803
Cascade Bancorp*,1	12,034	92,782
E*TRADE Financial Corp.*,1	2,617	91,308
Arch Capital Group Ltd.*,1	941	89,178
Discover Financial Services[1]	1,296	88,634
SunTrust Banks, Inc.[1]	1,576	87,153
JPMorgan Chase & Co.[1]	992	87,137
Prologis, Inc.[1]	1,652	85,706
Genworth Financial, Inc. — Class A*,1	19,752	81,378
Ally Financial, Inc.[1]	3,329	67,679
Lincoln National Corp.[1]	890	58,250
American Homes 4 Rent — Class A1	2,491	57,193
Zions Bancorporation[1]	1,220	51,240
Fidelity & Guaranty Life[1]	1,517	42,173
Northern Trust Corp.[1]	457	39,567
Omega Healthcare Investors, Inc.[1]	1,169	38,565
Bank of America Corp.[1]	1,576	37,178
Corporate Office Properties Trust[1]	1,067	35,318
TCF Financial Corp.[1]	1,829	31,130
CIT Group, Inc.[1]	629	27,003
Annaly Capital Management, Inc.[1]	1,753	19,476
Eaton Vance Corp.[1]	255	11,465
Empire State Realty Trust, Inc. — Class A1	508	10,485
CoreCivic, Inc.[1]	305	9,583
LPL Financial Holdings, Inc.[1]	229	9,121
Prudential Financial, Inc.[1]	76	8,108
Total Financial		7,636,190
Consumer, Cyclical - 8.7%
Cabela's, Inc.*,1	28,125	1,493,720
Mobileye N.V.*	19,834	1,217,809
CST Brands, Inc.[1]	19,482	936,889
PVH Corp.[1]	1,245	128,821
Best Buy Co., Inc.[1]	2,592	127,397
International Game Technology plc[1]	4,956	117,458
Wal-Mart Stores, Inc.[1]	1,627	117,274
Nu Skin Enterprises, Inc. — Class A1	2,109	117,134
Penske Automotive Group, Inc.[1]	2,491	116,603
Isle of Capri Casinos, Inc.*,1	4,418	116,458
Carnival Corp.[1]	1,957	115,287
Extended Stay America, Inc.[1]	7,141	113,827
Bed Bath & Beyond, Inc.[1]	2,846	112,303
Royal Caribbean Cruises Ltd.[1]	1,143	112,140
Dolby Laboratories, Inc. — Class A1	2,084	109,222
Rite Aid Corp.*,1	25,570	108,672
Spirit Airlines, Inc.*,1	2,033	107,891
Lear Corp.[1]	762	107,884
Ford Motor Co.[1]	9,098	105,902
Dick's Sporting Goods, Inc.[1]	2,135	103,889
Urban Outfitters, Inc.*,1	4,269	101,431
Whirlpool Corp.[1]	584	100,057
Mohawk Industries, Inc.*,1	432	99,140
General Motors Co.[1]	2,668	94,340
WESCO International, Inc.*,1	1,321	91,877
Michael Kors Holdings Ltd.*,1	2,313	88,149
Coach, Inc.[1]	2,058	85,057
Kohl's Corp.[1]	2,109	83,959
Allison Transmission Holdings, Inc.[1]	2,237	80,666
Liberty Interactive Corporation QVC Group — Class A*,1	3,990	79,880
Metaldyne Performance Group, Inc.[1]	3,472	79,335
Target Corp.[1]	1,423	78,535
MGM Resorts International[1]	2,643	72,418
Foot Locker, Inc.[1]	966	72,266
Brinker International, Inc.[2]	1,525	67,039
Darden Restaurants, Inc.[1]	712	59,573
GameStop Corp. — Class A1	2,541	57,300
CalAtlantic Group, Inc.[1]	1,296	48,535
United Continental Holdings, Inc.*,1	508	35,885
Casey's General Stores, Inc.[1]	254	28,512
Macy's, Inc.[1]	712	21,104
Copa Holdings S.A. — Class A1	178	19,981
Dillard's, Inc. — Class A1	305	15,933
Copart, Inc.*,1	204	12,634
Walgreens Boots Alliance, Inc.[1]	76	6,312
Goodyear Tire & Rubber Co.[1]	101	3,636
AutoNation, Inc.*,1	51	2,157
Southwest Airlines Co.[1]	25	1,344
Total Consumer, Cyclical		7,173,635
Technology - 7.5%
NXP Semiconductor N.V.*,1	14,872	1,539,273
Brocade Communications Systems, Inc.[1]	81,765	1,020,426
InvenSense, Inc. — Class A*	35,661	450,398
Dell Technologies Incorporated Class V — Class V*,1	5,216	334,241
Lattice Semiconductor Corp.*,1	25,405	175,803
NeuStar, Inc. — Class A*,1	4,595	152,324
ON Semiconductor Corp.*,1	7,777	120,465
Activision Blizzard, Inc.[1]	2,364	117,869
Microsoft Corp.[1]	1,779	117,166
Citrix Systems, Inc.*,1	1,398	116,580
CA, Inc.[1]	3,660	116,096
Electronic Arts, Inc.*,1	1,296	116,018
Applied Materials, Inc.[1]	2,974	115,688
Synopsys, Inc.*,1	1,601	115,480
Cadence Design Systems, Inc.*,1	3,660	114,924
Oracle Corp.[1]	2,566	114,469
Lam Research Corp.[1]	890	114,240
Fidelity National Information Services, Inc.[1]	1,423	113,300
Ultratech, Inc.*,1	3,788	112,201
Leidos Holdings, Inc.[1]	2,186	111,792

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Technology - 7.5% (continued)
Amdocs Ltd.[1]	1,829	$111,551
Intel Corp.[1]	3,050	110,014
International Business Machines Corp.[1]	610	106,225
Apple, Inc.[1]	610	87,632
GigPeak, Inc.*,1	25,786	79,421
DST Systems, Inc.[1]	635	77,788
Akamai Technologies, Inc.*,1	1,118	66,745
Teradyne, Inc.[1]	1,855	57,691
Black Knight Financial Services, Inc. — Class A*,1	1,347	51,590
QUALCOMM, Inc.[1]	839	48,108
Xerox Corp.[1]	5,693	41,787
Nimble Storage, Inc.*,1	3,051	38,138
HP, Inc.[1]	1,601	28,626
Hewlett Packard Enterprise Co.[1]	1,067	25,288
Nuance Communications, Inc.*,1	178	3,081
Total Technology		6,222,438
Industrial - 7.2%
Headwaters, Inc.*,1	40,919	960,779
Multi Packaging Solutions International Ltd.*,1	49,191	882,979
Joy Global, Inc.[1]	13,533	382,307
TRC Companies, Inc.*	19,874	346,801
Kirby Corp.*,1	1,703	120,147
Timken Co.[1]	2,617	118,288
Trinity Industries, Inc.[1]	4,422	117,404
Textron, Inc.[1]	2,465	117,310
Regal Beloit Corp.[1]	1,550	117,258
Eaton Corp. plc[1]	1,576	116,860
Ingersoll-Rand plc[1]	1,423	115,718
Oshkosh Corp.[1]	1,678	115,094
Republic Services, Inc. — Class A1	1,829	114,879
Stanley Black & Decker, Inc.[1]	864	114,800
Corning, Inc.[1]	4,244	114,588
Owens Corning[1]	1,855	113,840
Arrow Electronics, Inc.*,1	1,550	113,786
Spirit AeroSystems Holdings, Inc. — Class A1	1,957	113,349
Sonoco Products Co.[1]	2,109	111,609
Cummins, Inc.[1]	737	111,434
Waste Management, Inc.[1]	1,525	111,203
Ryder System, Inc.[1]	1,474	111,198
L3 Technologies, Inc.[1]	661	109,257
Huntington Ingalls Industries, Inc.[1]	533	106,728
Carlisle Companies, Inc.[1]	992	105,559
FedEx Corp.[1]	534	104,210
Jacobs Engineering Group, Inc.[1]	1,880	103,926
Jabil Circuit, Inc.[1]	3,532	102,145
WestRock Co.[1]	1,931	100,470
Terex Corp.[1]	2,719	85,377
USG Corp.*,1	2,491	79,214
Norfolk Southern Corp.[1]	686	76,812
Avnet, Inc.[1]	1,474	67,450
AGCO Corp.[1]	992	59,699
Garmin Ltd.[1]	915	46,766
Packaging Corporation of America[1]	508	46,543
Deere & Co.[1]	406	44,197
LMI Aerospace, Inc.*,1	2,823	38,901
AECOM*,1	1,093	38,900
Energizer Holdings, Inc.[1]	331	18,453
PerkinElmer, Inc.[1]	178	10,335
Boeing Co.[1]	51	9,020
Total Industrial		5,995,593
Basic Materials - 5.1%
Chemtura Corp.*,1	45,432	1,517,428
Valspar Corp.[1]	6,067	673,074
Monsanto Co.[1]	4,713	533,512
Syngenta AG ADR*,1	3,032	268,332
Stillwater Mining Co.*,1	10,454	180,541
Huntsman Corp.[1]	5,057	124,098
Cabot Corp.[1]	1,957	117,244
Newmont Mining Corp.[1]	3,456	113,910
Reliance Steel & Aluminum Co.[1]	1,423	113,868
Eastman Chemical Co.[1]	1,321	106,737
Mosaic Co.[1]	3,507	102,334
Westlake Chemical Corp.[1]	1,525	100,726
Domtar Corp.[1]	2,745	100,247
Albemarle Corp.[1]	584	61,694
LyondellBasell Industries N.V. — Class A1	635	57,906
Steel Dynamics, Inc.[1]	1,576	54,782
Nucor Corp.[1]	254	15,169
Total Basic Materials		4,241,602
Communications - 3.6%
Time Warner, Inc.[1]	8,085	789,986
Yahoo!, Inc.*,1	6,627	307,558
Ixia*,1	9,747	191,529
Level 3 Communications, Inc.*,1	3,322	190,085
Liberty Ventures*,1	2,668	118,672
Comcast Corp. — Class A1	3,101	116,567
Telephone & Data Systems, Inc.[1]	4,397	116,564
eBay, Inc.*,1	3,456	116,018
Cisco Systems, Inc.[1]	3,405	115,089
Scripps Networks Interactive, Inc. — Class A1	1,449	113,558
John Wiley & Sons, Inc. — Class A1	2,109	113,464
Symantec Corp.[1]	3,075	94,342
TEGNA, Inc.[1]	3,609	92,463
Juniper Networks, Inc.[1]	3,177	88,416
Lumos Networks Corp.*,1	4,394	77,774
T-Mobile US, Inc.*,1	992	64,073
Liberty Media Corporation-Liberty SiriusXM — Class A*,1	1,500	58,380
Liberty Media Corporation-Liberty SiriusXM — Class C*,1	1,500	58,170
Liberty Broadband Corp. — Class C*,1	661	57,110
Thomson Reuters Corp.[1]	1,270	54,902
Alphabet, Inc. — Class A*,1	51	43,238

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Communications - 3.6% (continued)
Alphabet, Inc. — Class C*,1	51	$42,308
Total Communications		3,020,266
Utilities - 1.8%
WGL Holdings, Inc.[1]	2,726	224,977
Edison International[1]	1,449	115,356
Hawaiian Electric Industries, Inc.[1]	3,456	115,119
Consolidated Edison, Inc.[1]	1,474	114,471
Pinnacle West Capital Corp.[1]	1,372	114,397
UGI Corp.[1]	2,313	114,262
Duke Energy Corp.[1]	1,372	112,518
Ameren Corp.[1]	2,058	112,346
SCANA Corp.[1]	1,703	111,291
Avangrid, Inc.[1]	2,389	102,106
AES Corp.[1]	8,463	94,616
Public Service Enterprise Group, Inc.[1]	1,449	64,263
DTE Energy Co.[1]	356	36,351
Delta Natural Gas Company, Inc.[1]	1,120	33,992
Xcel Energy, Inc.[1]	127	5,645
Total Utilities		1,471,710
Energy - 1.6%
Kinder Morgan, Inc.[1]	5,489	119,331
Valero Energy Corp.[1]	1,678	111,234
Dril-Quip, Inc.*,1	2,008	109,536
Antero Resources Corp.*,1	4,499	102,622
Chevron Corp.[1]	915	98,244
Rowan Companies plc — Class A*,1	5,464	85,128
Western Refining, Inc.[1]	2,210	77,505
TerraForm Global, Inc. — Class A*,1	15,637	75,058
Marathon Petroleum Corp.[1]	1,220	61,659
CONSOL Energy, Inc.*,1	3,253	54,585
Williams Companies, Inc.[1]	1,728	51,132
Rice Energy, Inc.*,1	2,109	49,983
Helmerich & Payne, Inc.[1]	737	49,062
Transocean Ltd.*,1	3,660	45,567
Targa Resources Corp.[1]	686	41,091
Nabors Industries Ltd.[1]	2,897	37,864
Patterson-UTI Energy, Inc.[1]	1,550	37,619
Energen Corp.*,1	508	27,656
QEP Resources, Inc.*,1	1,880	23,895
Baker Hughes, Inc.[1]	305	18,245
SM Energy Co.[1]	737	17,703
Equities Corp.[1]	254	15,519
Whiting Petroleum Corp.*,1	1,067	10,094
WPX Energy, Inc.*,1	532	7,123
Total Energy		1,327,455
Total Common Stocks
(Cost $44,568,658)		48,449,759

MASTER LIMITED PARTNERSHIPS† - 1.2%
Financial - 1.0%
Fortress Investment Group, LLC — Class A1	102,314	813,396
Energy - 0.2%
ONEOK Partners, LP1	2,732	147,501
Total Master Limited Partnerships
(Cost $961,942)		960,897

MUTUAL FUNDS† - 0.0%
Guggenheim Strategy Fund I3	1,027	25,723
Guggenheim Strategy Fund II3	245	6,128
Total Mutual Funds
(Cost $31,592)		31,851

CLOSED-END FUNDS† - 15.0%
Adams Diversified Equity Fund, Inc.	28,528	392,261
Morgan Stanley Emerging Markets Debt Fund, Inc.	41,769	390,123
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[3]	34,577	386,226
Tri-Continental Corp.	16,635	384,602
Calamos Strategic Total Return Fund	34,259	382,330
Cohen & Steers REIT and Preferred Income Fund, Inc.	19,599	378,653
Alpine Total Dynamic Dividend Fund	45,838	378,622
BlackRock Enhanced Equity Dividend Trust	44,162	377,585
First Trust High Income Long/Short Fund	22,310	371,685
BlackRock Resources & Commodities Strategy Trust	43,096	370,626
AllianzGI Equity & Convertible Income Fund	18,854	363,882
Western Asset/Claymore Inflation-Linked Securities & Income Fund[3]	31,261	359,814
BlackRock Credit Allocation Income Trust	26,096	343,423
GDL Fund	33,253	327,542
Neuberger Berman Real Estate Securities Income Fund, Inc.	58,879	313,236
Boulder Growth & Income Fund, Inc.	32,490	302,157
Western Asset Emerging Markets Debt Fund, Inc.	15,265	236,608
General American Investors Company, Inc.	6,894	231,018
Clough Global Dividend and Income Fund	16,589	220,302
Gabelli Healthcare & WellnessRx Trust	21,684	216,840
Virtus Global Dividend & Income Fund, Inc.[2]	17,739	208,256
Swiss Helvetia Fund, Inc.	17,013	197,351
Advent Claymore Convertible Securities and Income Fund II3	29,987	183,221
Zweig Fund, Inc.	11,968	133,084
Ellsworth Growth and Income Fund Ltd.	13,937	120,276
Bancroft Fund Ltd.	5,348	112,522
Central Securities Corp.	4,299	103,133

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
CLOSED-END FUNDS† - 15.0% (continued)
Lazard Global Total Return and Income Fund, Inc.	6,834	$102,442
China Fund, Inc.	6,165	102,339
Nuveen New Jersey Quality Municipal Income Fund	7,018	93,269
Ares Dynamic Credit Allocation Fund, Inc.[2]	5,615	89,952
Duff & Phelps Global Utility Income Fund, Inc.	5,367	87,267
Delaware Enhanced Global Dividend & Income Fund	7,824	85,986
RMR Real Estate Income Fund	4,011	84,231
Wells Fargo Multi-Sector Income Fund	6,211	82,793
Templeton Emerging Markets Income Fund	6,960	78,161
Wells Fargo Income Opportunities Fund	9,205	77,322
First Trust Aberdeen Global Opportunity Income Fund	6,613	76,843
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	5,744	74,040
BlackRock Global Opportunities Equity Trust	5,903	73,197
New Ireland Fund, Inc.	5,519	69,871
Western Asset Global High Income Fund, Inc.	6,798	68,660
BlackRock International Growth and Income Trust	11,835	68,525
MFS Multimarket Income Trust	11,049	67,620
Prudential Global Short Duration High Yield Fund, Inc.	4,529	67,437
Cohen & Steers Closed-End Opportunity Fund, Inc.	4,978	61,777
First Trust Enhanced Equity Income Fund[2]	4,144	59,839
Royce Value Trust, Inc.	4,221	59,094
Gabelli Dividend & Income Trust	2,800	58,408
Cohen & Steers Infrastructure Fund, Inc.	2,703	58,250
Liberty All Star Equity Fund	10,430	56,948
Advent/Claymore Enhanced Growth & Income Fund[3]	6,717	56,691
BlackRock Debt Strategies Fund, Inc.	4,873	56,137
BlackRock Multi-Sector Income Trust	3,208	55,530
Eaton Vance Limited Duration Income Fund	3,951	54,642
Asia Tigers Fund, Inc.	4,795	54,615
BlackRock Corporate High Yield Fund, Inc.	5,000	54,600
MFS Charter Income Trust	6,263	53,924
Western Asset High Yield Defined Opportunity Fund, Inc.	3,507	53,868
CBRE Clarion Global Real Estate Income Fund	7,105	53,074
Putnam High Income Securities Fund	5,895	51,110
Voya Infrastructure Industrials and Materials Fund	3,089	46,798
BlackRock Enhanced Capital and Income Fund, Inc.	3,261	46,698
First Trust Dynamic Europe Equity Income Fund[2]	2,704	46,671
Morgan Stanley India Investment Fund, Inc.	1,470	46,334
AllianzGI Diversified Income & Convertible Fund	2,244	45,598
Western Asset High Income Opportunity Fund, Inc.	9,047	45,597
Blackrock Science & Technology Trust	2,120	44,859
Clough Global Opportunities Fund	4,279	44,031
Franklin Limited Duration Income Trust	3,673	43,966
Nuveen Global High Income Fund	2,637	43,431
Calamos Global Dynamic Income Fund	5,567	43,423
Templeton Dragon Fund, Inc.	2,302	43,255
Royce Micro-Capital Trust, Inc.	5,136	43,091
Macquarie Global Infrastructure Total Return Fund, Inc.	1,853	42,341
Diversified Real Asset Income Fund[2]	2,442	42,271
Nuveen Dow 30sm Dynamic Overwrite Fund	2,700	42,255
LMP Capital and Income Fund, Inc.[2]	2,934	41,751
India Fund, Inc.	1,641	41,681
Legg Mason BW Global Income Opportunities Fund, Inc.	3,240	41,407
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	3,680	41,253
ClearBridge American Energy MLP Fund, Inc.	4,152	41,188
Voya Global Advantage and Premium Opportunity Fund	3,926	41,144
Eaton Vance Tax-Advantaged Global Dividend Income Fund	2,615	40,977
Wells Fargo Global Dividend Opportunity Fund	7,028	40,903
Voya Global Equity Dividend and Premium Opportunity Fund[2]	5,475	40,187
Adams Natural Resources Fund, Inc.	1,948	37,830
KKR Income Opportunities Fund	2,223	37,813
Avenue Income Credit Strategies Fund	2,698	37,664
Brookfield Real Assets Income Fund, Inc.	1,594	36,311
Nuveen Tax-Advantaged Total Return Strategy Fund	2,866	35,080
Neuberger Berman High Yield Strategies Fund, Inc.	2,943	34,963
Templeton Emerging Markets Fund/United States	2,396	33,592

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
CLOSED-END FUNDS† - 15.0% (continued)
Nuveen Tax-Advantaged Dividend Growth Fund	2,232	$33,346
Nuveen AMT-Free Quality Municipal Income Fund	2,483	33,173
Clough Global Equity Fund	2,604	32,915
Nuveen Real Asset Income and Growth Fund	1,835	31,599
Gabelli Multimedia Trust, Inc.	3,779	30,497
Cohen & Steers Global Income Builder, Inc.	3,312	30,338
Mexico Fund, Inc.	1,838	30,143
Voya Emerging Markets High Income Dividend Equity Fund	3,479	30,059
Voya Asia Pacific High Dividend Equity Income Fund	2,815	28,544
Dividend and Income Fund	2,352	28,365
Cushing Renaissance Fund	1,502	27,652
Alpine Global Dynamic Dividend Fund	2,761	26,947
Sprott Focus Trust, Inc.	3,646	26,944
First Trust Strategic High Income Fund II	2,057	26,803
Aberdeen Singapore Fund, Inc.	2,443	26,384
Franklin Universal Trust	3,731	26,080
Invesco High Income Trust II	1,780	25,668
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	2,008	25,100
Lazard World Dividend & Income Fund, Inc.	2,313	24,633
Korea Fund, Inc.	665	24,505
Japan Smaller Capitalization Fund, Inc.	2,260	24,498
New Germany Fund, Inc.[2]	1,299	19,186
Nuveen Multi-Market Income Fund, Inc.	2,571	19,000
Special Opportunities Fund, Inc.	1,295	18,920
Morgan Stanley Emerging Markets Fund, Inc.	1,264	18,644
Central Europe Russia and Turkey Fund, Inc.	865	18,104
Principal Real Estate Income Fund	1,000	17,540
Gabelli Global Utility & Income Trust	939	17,465
First Trust Aberdeen Emerging Opportunity Fund	1,105	16,862
Aberdeen Greater China Fund, Inc.	1,602	16,821
Aberdeen Latin America Equity Fund, Inc.	712	16,746
Eagle Growth & Income Opportunities Fund	967	16,371
Liberty All Star Growth Fund, Inc.	3,486	15,826
Delaware Investments Dividend & Income Fund, Inc.	1,520	15,702
Aberdeen Chile Fund, Inc.	2,186	15,236
Morgan Stanley Asia-Pacific Fund, Inc.	964	14,797
Aberdeen Japan Equity Fund, Inc.	1,793	14,254
Tekla Healthcare Opportunities Fund	804	13,990
Taiwan Fund, Inc.	733	13,370
European Equity Fund, Inc.	1,554	12,929
Mexico Equity & Income Fund, Inc.	1,184	12,846
Asia Pacific Fund, Inc.	1,048	12,817
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	895	11,662
MFS Intermediate High Income Fund	4,078	10,766
Western Asset Global Corporate Defined Opportunity Fund, Inc.	438	7,630
Advent Claymore Convertible Securities and Income Fund[3]	477	7,470
Latin American Discovery Fund, Inc.	708	7,462
Guggenheim Enhanced Equity Income Fund[1,3]	830	6,710
Total Closed-End Funds
(Cost $11,422,929)		12,451,522

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bill
0.52% due 05/11/17[4,5]	$1,250,000	1,249,051
Total U.S. Treasury Bills
(Cost $1,249,270)		1,249,051

REPURCHASE AGREEMENTS††,6 - 17.5%
RBC Capital Markets LLC issued 03/31/17 at 0.72% due 04/03/17	7,718,146	7,718,146
HSBC Securities, Inc. issued 03/31/17 at 0.68% due 04/03/17	4,972,318	4,972,318
Mizuho Securities LLC issued 03/31/17 at 0.71% due 04/03/17	1,076,883	1,076,883
UMB Financial Corp. issued 03/31/17 at 0.68% due 04/03/17	762,185	762,185
Total Repurchase Agreements
(Cost $14,529,532)		14,529,532

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
First American Government Obligations Fund — Class Z, 0.61%[8]	422,108	422,108
Total Securities Lending Collateral
(Cost $422,108)		422,108
Total Investments - 94.1%
(Cost $73,186,031)		$78,094,720

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.8)%
Basic Materials - (1.1)%
Royal Gold, Inc.	51	$(3,573)
Freeport-McMoRan, Inc.*	790	(10,554)
United States Steel Corp.	331	(11,191)
Tahoe Resources, Inc.	1,477	(11,860)
CF Industries Holdings, Inc.	483	(14,176)
Platform Specialty Products Corp.*	2,368	(30,831)
Praxair, Inc.	433	(51,354)
NewMarket Corp.	127	(57,560)
RPM International, Inc.	1,223	(67,302)
Sherwin-Williams Co.	229	(71,034)
Compass Minerals International, Inc.	1,095	(74,296)
PPG Industries, Inc.	738	(77,549)
Southern Copper Corp.	2,215	(79,497)
WR Grace & Co.	1,172	(81,700)
Ashland Global Holdings, Inc.	662	(81,962)
Axalta Coating Systems Ltd.*	2,571	(82,786)
FMC Corp.	1,273	(88,588)
Total Basic Materials		(895,813)
Utilities - (1.5)%
MDU Resources Group, Inc.	68	(1,861)
NextEra Energy, Inc.	153	(19,641)
WEC Energy Group, Inc.	356	(21,584)
American Water Works Co., Inc.	509	(39,585)
Entergy Corp.	534	(40,563)
NRG Energy, Inc.	3,565	(66,666)
Vectren Corp.	1,223	(71,680)
Southern Co.	1,503	(74,819)
American Electric Power Company, Inc.	1,172	(78,676)
Sempra Energy	713	(78,787)
National Fuel Gas Co.	1,324	(78,937)
Alliant Energy Corp.	2,012	(79,695)
Dominion Resources, Inc.	1,035	(80,285)
Atmos Energy Corp.	1,018	(80,412)
Aqua America, Inc.	2,514	(80,825)
PPL Corp.	2,164	(80,912)
NiSource, Inc.	3,412	(81,171)
FirstEnergy Corp.	2,597	(82,637)
Calpine Corp.*	7,588	(83,847)
Total Utilities		(1,222,583)
Energy - (1.9)%
Concho Resources, Inc.*	51	(6,545)
Cimarex Energy Co.	76	(9,081)
RPC, Inc.	534	(9,778)
Noble Corporation plc	2,775	(17,177)
Laredo Petroleum, Inc.*	1,401	(20,455)
Devon Energy Corp.	534	(22,278)
Apache Corp.	509	(26,158)
HollyFrontier Corp.	942	(26,696)
Schlumberger Ltd.	433	(33,817)
ConocoPhillips	1,197	(59,694)
Range Resources Corp.	2,088	(60,761)
Gulfport Energy Corp.*	3,692	(63,465)
Halliburton Co.	1,401	(68,943)
Hess Corp.	1,452	(70,001)
Cabot Oil & Gas Corp. — Class A	3,081	(73,667)
Occidental Petroleum Corp.	1,172	(74,258)
First Solar, Inc.*	2,851	(77,263)
Tesoro Corp.	961	(77,899)
Newfield Exploration Co.*	2,190	(80,833)
Superior Energy Services, Inc.*	5,907	(84,234)
Cheniere Energy, Inc.*	1,808	(85,464)
Southwestern Energy Co.*	11,101	(90,695)
Weatherford International plc*	13,928	(92,621)
Chesapeake Energy Corp.*	16,067	(95,438)
Kosmos Energy Ltd.*	14,437	(96,150)
ONEOK, Inc.	2,691	(149,189)
Total Energy		(1,572,560)
Communications - (2.8)%
GoDaddy, Inc. — Class A*	51	(1,933)
Zillow Group, Inc. — Class A*	203	(6,863)
News Corp. — Class A	2,291	(29,783)
Verizon Communications, Inc.	636	(31,005)
IAC/InterActiveCorp*	433	(31,921)
Netflix, Inc.*	280	(41,387)
Expedia, Inc.	331	(41,762)
Twenty-First Century Fox, Inc. — Class A	1,299	(42,075)
Twenty-First Century Fox, Inc. — Class B	1,324	(42,077)
Tribune Media Co. — Class A	1,197	(44,612)
VeriSign, Inc.*	560	(48,782)
Sprint Corp.*	7,027	(60,994)
TripAdvisor, Inc.*	1,553	(67,027)
FactSet Research Systems, Inc.	433	(71,406)
ARRIS International plc*	2,724	(72,050)
Zayo Group Holdings, Inc.*	2,190	(72,051)
Arista Networks, Inc.*	585	(77,378)
Palo Alto Networks, Inc.*	713	(80,341)
DISH Network Corp. — Class A*	1,273	(80,823)
CDW Corp.	1,401	(80,852)
Groupon, Inc. — Class A*	20,573	(80,852)
Motorola Solutions, Inc.	942	(81,219)
Twitter, Inc.*	5,449	(81,463)
AMC Networks, Inc. — Class A*	1,426	(83,678)
Pandora Media, Inc.*	7,104	(83,898)
FireEye, Inc.*	6,696	(84,437)
CenturyLink, Inc.	4,746	(111,863)
Alibaba Group Holding Ltd. ADR*	2,659	(286,720)
AT&T, Inc.	9,379	(389,697)
Total Communications		(2,308,949)
Technology - (3.0)%
Paychex, Inc.	102	(6,008)
Veeva Systems, Inc. — Class A*	127	(6,513)
SS&C Technologies Holdings, Inc.	305	(10,797)
Fiserv, Inc.*	102	(11,762)
Dun & Bradstreet Corp.	153	(16,515)
Veeco Instruments, Inc.*	1,013	(30,238)
Autodesk, Inc.*	356	(30,783)
Marvell Technology Group Ltd.	2,113	(32,244)
CSRA, Inc.	2,164	(63,384)
Maxim Integrated Products, Inc.	1,426	(64,113)
Atlassian Corporation plc — Class A*	2,291	(68,615)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.8)% (continued)
Technology - (3.0)% (continued)
Western Digital Corp.	840	$(69,325)
Ultimate Software Group, Inc.*	382	(74,570)
Tyler Technologies, Inc.*	484	(74,807)
Broadcom Ltd.	356	(77,950)
Zynga, Inc. — Class A*	27,422	(78,153)
First Data Corp. — Class A*	5,118	(79,329)
ServiceNow, Inc.*	916	(80,123)
NVIDIA Corp.	738	(80,390)
Workday, Inc. — Class A*	967	(80,532)
Manhattan Associates, Inc.*	1,553	(80,834)
Cypress Semiconductor Corp.	5,882	(80,936)
Red Hat, Inc.*	942	(81,483)
Guidewire Software, Inc.*	1,452	(81,791)
Cognizant Technology Solutions Corp. — Class A*	1,375	(81,840)
salesforce.com, Inc.*	993	(81,913)
Splunk, Inc.*	1,324	(82,472)
athenahealth, Inc.*	738	(83,165)
Tableau Software, Inc. — Class A*	1,681	(83,294)
Fortinet, Inc.*	2,241	(85,942)
VeriFone Systems, Inc.*	6,055	(113,410)
VMware, Inc. — Class A*	5,195	(478,667)
Total Technology		(2,451,898)
Consumer, Cyclical - (3.5)%
JetBlue Airways Corp.*	127	(2,617)
Watsco, Inc.	25	(3,580)
BorgWarner, Inc.	229	(9,570)
Home Depot, Inc.	76	(11,159)
Skechers U.S.A., Inc. — Class A*	458	(12,572)
American Airlines Group, Inc.	356	(15,059)
Costco Wholesale Corp.	102	(17,104)
Mattel, Inc.	738	(18,900)
Tupperware Brands Corp.	305	(19,130)
Nordstrom, Inc.	432	(20,118)
Tempur Sealy International, Inc.*	458	(21,279)
CarMax, Inc.*	382	(22,622)
Ralph Lauren Corp. — Class A	280	(22,854)
Delta Air Lines, Inc.	662	(30,426)
American Axle & Manufacturing Holdings, Inc.*	1,736	(32,602)
Genuine Parts Co.	356	(32,898)
VF Corp.	763	(41,942)
Toro Co.	687	(42,910)
Michaels Companies, Inc.*	1,986	(44,467)
Lululemon Athletica, Inc.*	916	(47,513)
TJX Cos., Inc.	662	(52,351)
Eldorado Resorts, Inc.*	3,040	(57,532)
L Brands, Inc.	1,273	(59,958)
Advance Auto Parts, Inc.	458	(67,903)
O'Reilly Automotive, Inc.*	254	(68,539)
Hanesbrands, Inc.	3,387	(70,314)
WW Grainger, Inc.	314	(73,087)
AutoZone, Inc.*	102	(73,752)
Las Vegas Sands Corp.	1,324	(75,561)
Madison Square Garden Co. — Class A*	382	(76,289)
Vista Outdoor, Inc.*	3,718	(76,554)
Dunkin' Brands Group, Inc.	1,426	(77,974)
Wynn Resorts Ltd.	687	(78,737)
Tractor Supply Co.	1,146	(79,040)
Marriott International, Inc. — Class A	840	(79,111)
Lions Gate Entertainment Corp. — Class A*	2,979	(79,122)
Newell Brands, Inc.	1,681	(79,293)
Chipotle Mexican Grill, Inc. — Class A*	178	(79,303)
Choice Hotels International, Inc.	1,273	(79,690)
Panera Bread Co. — Class A*	305	(79,870)
Dollar Tree, Inc.*	1,018	(79,872)
WABCO Holdings, Inc.*	687	(80,668)
Fastenal Co.	1,579	(81,319)
Lowe's Cos., Inc.	993	(81,635)
Delphi Automotive plc	1,018	(81,939)
Kate Spade & Co.*	3,539	(82,211)
Visteon Corp.*	840	(82,278)
NIKE, Inc. — Class B	1,477	(82,313)
Sally Beauty Holdings, Inc.*	4,048	(82,741)
HD Supply Holdings, Inc.*	2,012	(82,744)
Starbucks Corp.	1,426	(83,264)
Tesla, Inc.*	305	(84,882)
Total Consumer, Cyclical		(2,919,168)
Industrial - (4.3)%
Crown Holdings, Inc.*	102	(5,401)
Kansas City Southern	127	(10,892)
Fortune Brands Home & Security, Inc.	204	(12,413)
Honeywell International, Inc.	127	(15,858)
Trimble, Inc.*	916	(29,321)
Nordson Corp.	305	(37,466)
Pentair plc	713	(44,762)
Lincoln Electric Holdings, Inc.	560	(48,642)
General Electric Co.	1,655	(49,319)
Fluor Corp.	1,070	(56,303)
Orbital ATK, Inc.	585	(57,330)
Johnson Controls International plc	1,452	(61,158)
AptarGroup, Inc.	814	(62,670)
Expeditors International of Washington, Inc.	1,121	(63,325)
Snap-on, Inc.	407	(68,649)
HEICO Corp.	814	(70,981)
J.B. Hunt Transport Services, Inc.	789	(72,383)
Lennox International, Inc.	433	(72,441)
Cognex Corp.	865	(72,617)
Acuity Brands, Inc.	356	(72,624)
TransDigm Group, Inc.	331	(72,873)
United Parcel Service, Inc. — Class B	687	(73,715)
Covanta Holding Corp.	4,710	(73,947)
Rockwell Automation, Inc.	484	(75,364)
Hubbell, Inc.	636	(76,352)
Middleby Corp.*	560	(76,412)
Sealed Air Corp.	1,782	(77,660)
Landstar System, Inc.	908	(77,770)
3M Co.	407	(77,871)
Stericycle, Inc.*	942	(78,082)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.8)% (continued)
Industrial - (4.3)% (continued)
CH Robinson Worldwide, Inc.	1,018	$(78,681)
Roper Technologies, Inc.	382	(78,879)
Graco, Inc.	840	(79,078)
Vulcan Materials Co.	662	(79,758)
United Technologies Corp.	713	(80,006)
Silgan Holdings, Inc.	1,350	(80,136)
IDEX Corp.	865	(80,886)
Cree, Inc.*	3,030	(80,992)
Allegion plc	1,070	(80,999)
Donaldson Company, Inc.	1,782	(81,117)
BWX Technologies, Inc.	1,706	(81,206)
Ball Corp.	1,095	(81,315)
Wabtec Corp.	1,044	(81,432)
Welbilt, Inc.*	4,176	(81,975)
AMETEK, Inc.	1,528	(82,634)
National Instruments Corp.	2,546	(82,898)
Xylem, Inc.	1,655	(83,114)
Armstrong World Industries, Inc.*	1,808	(83,258)
Zebra Technologies Corp. — Class A*	916	(83,585)
Flowserve Corp.	1,732	(83,863)
KBR, Inc.	5,856	(88,016)
Fitbit, Inc. — Class A*	15,175	(89,836)
Total Industrial		(3,548,265)
Consumer, Non-cyclical - (6.3)%
Hormel Foods Corp.	76	(2,632)
Pilgrim's Pride Corp.	229	(5,154)
BioMarin Pharmaceutical, Inc.*	153	(13,430)
S&P Global, Inc.	153	(20,003)
Quintiles IMS Holdings, Inc.*	254	(20,455)
Align Technology, Inc.*	204	(23,401)
Stryker Corp.	178	(23,434)
Alkermes plc*	407	(23,810)
McKesson Corp.	204	(30,245)
Automatic Data Processing, Inc.	305	(31,229)
ACADIA Pharmaceuticals, Inc.*	916	(31,492)
Bruker Corp.	1,350	(31,496)
Philip Morris International, Inc.	280	(31,612)
Intuitive Surgical, Inc.*	51	(39,090)
Robert Half International, Inc.	993	(48,488)
Nielsen Holdings plc	1,248	(51,555)
Hain Celestial Group, Inc.*	1,528	(56,842)
Hertz Global Holdings, Inc.*	3,290	(57,707)
Clorox Co.	458	(61,752)
Agios Pharmaceuticals, Inc.*	1,095	(63,948)
Edwards Lifesciences Corp.*	687	(64,626)
Moody's Corp.	585	(65,543)
Tenet Healthcare Corp.*	3,845	(68,095)
Kimberly-Clark Corp.	534	(70,290)
Edgewell Personal Care Co.*	993	(72,628)
Campbell Soup Co.	1,273	(72,867)
CoStar Group, Inc.*	356	(73,770)
McCormick & Co., Inc.	763	(74,431)
Intercept Pharmaceuticals, Inc.*	662	(74,872)
Coty, Inc. — Class A	4,150	(75,240)
Estee Lauder Cos., Inc. — Class A	891	(75,548)
CR Bard, Inc.	305	(75,805)
Macquarie Infrastructure Corp.	942	(75,906)
MarketAxess Holdings, Inc.	407	(76,308)
FleetCor Technologies, Inc.*	509	(77,078)
Colgate-Palmolive Co.	1,061	(77,655)
Perrigo Company plc	1,172	(77,809)
Hershey Co.	713	(77,895)
Illumina, Inc.*	458	(78,153)
Alnylam Pharmaceuticals, Inc.*	1,528	(78,310)
Premier, Inc. — Class A*	2,470	(78,620)
IDEXX Laboratories, Inc.*	509	(78,696)
Monster Beverage Corp.*	1,706	(78,766)
Brown-Forman Corp. — Class B	1,706	(78,783)
Mondelez International, Inc. — Class A	1,833	(78,966)
Allergan plc	331	(79,083)
Kellogg Co.	1,095	(79,507)
Blue Buffalo Pet Products, Inc.*	3,463	(79,649)
Ecolab, Inc.	636	(79,716)
Gartner, Inc.*	740	(79,913)
Coca-Cola Co.	1,910	(81,061)
H&R Block, Inc.	3,514	(81,701)
TreeHouse Foods, Inc.*	967	(81,866)
Sabre Corp.	3,870	(82,005)
Morningstar, Inc.	1,044	(82,058)
Western Union Co.	4,048	(82,376)
Sprouts Farmers Market, Inc.*	3,565	(82,423)
Verisk Analytics, Inc. — Class A*	1,018	(82,601)
Neurocrine Biosciences, Inc.*	1,910	(82,703)
Rollins, Inc.	2,241	(83,208)
Acadia Healthcare Co., Inc.*	1,910	(83,276)
AmerisourceBergen Corp. — Class A	942	(83,367)
Square, Inc. — Class A*	4,888	(84,465)
Ionis Pharmaceuticals, Inc.*	2,113	(84,943)
ServiceMaster Global Holdings, Inc.*	2,037	(85,045)
Intrexon Corp.*	4,303	(85,285)
RR Donnelley & Sons Co.	7,053	(85,412)
Live Nation Entertainment, Inc.*	2,826	(85,826)
DexCom, Inc.*	1,044	(88,458)
Endo International plc*	7,944	(88,655)
Juno Therapeutics, Inc.*	3,998	(88,716)
Brookdale Senior Living, Inc. — Class A*	6,798	(91,297)
Vertex Pharmaceuticals, Inc.*	865	(94,588)
British American Tobacco plc ADR	4,806	(318,734)
Total Consumer, Non-cyclical		(5,212,372)
Financial - (7.4)%
Realty Income Corp.	51	(3,036)
MetLife, Inc.	76	(4,014)
Invesco Ltd.	178	(5,452)
Hanover Insurance Group, Inc.	102	(9,186)
M&T Bank Corp.	76	(11,759)
Sun Communities, Inc.	153	(12,290)
Alexandria Real Estate Equities, Inc.	127	(14,036)
Outfront Media, Inc.	560	(14,868)
Equity LifeStyle Properties, Inc.	407	(31,364)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (31.8)% (continued)
Financial - (7.4)% (continued)
Comerica, Inc.	509	$(34,907)
Starwood Property Trust, Inc.	1,553	(35,067)
Nasdaq, Inc.	509	(35,350)
New York Community Bancorp, Inc.	2,546	(35,568)
Howard Hughes Corp.*	305	(35,761)
Cincinnati Financial Corp.	509	(36,785)
Regency Centers Corp.	585	(38,838)
Santander Consumer USA Holdings, Inc.*	2,928	(39,001)
Federated Investors, Inc. — Class B	1,732	(45,621)
Taubman Centers, Inc.	738	(48,723)
Huntington Bancshares, Inc.	4,481	(60,001)
Chubb Ltd.	458	(62,403)
Equity Residential	1,018	(63,340)
T. Rowe Price Group, Inc.	942	(64,197)
TD Ameritrade Holding Corp.	1,706	(66,295)
Synchrony Financial	1,935	(66,371)
LendingClub Corp.*	12,094	(66,396)
White Mountains Insurance Group Ltd.	76	(66,871)
BlackRock, Inc. — Class A	178	(68,265)
First Interstate BancSystem, Inc. — Class A	1,788	(70,894)
Equinix, Inc.	178	(71,266)
Public Storage	331	(72,459)
Markel Corp.*	76	(74,165)
Federal Realty Investment Trust	560	(74,760)
Intercontinental Exchange, Inc.	1,273	(76,215)
Essex Property Trust, Inc.	331	(76,636)
Mastercard, Inc. — Class A	687	(77,267)
Life Storage, Inc.	942	(77,357)
Boston Properties, Inc.	585	(77,460)
Extra Space Storage, Inc.	1,044	(77,663)
Erie Indemnity Co. — Class A	636	(78,037)
Alleghany Corp.*	127	(78,062)
SEI Investments Co.	1,553	(78,333)
CubeSmart	3,030	(78,659)
Brown & Brown, Inc.	1,892	(78,934)
Marsh & McLennan Companies, Inc.	1,070	(79,062)
Crown Castle International Corp.	840	(79,338)
SBA Communications Corp.*	662	(79,685)
U.S. Bancorp	1,553	(79,980)
American Tower Corp. — Class A	662	(80,459)
SVB Financial Group*	433	(80,577)
Arthur J Gallagher & Co.	1,426	(80,626)
Progressive Corp.	2,062	(80,789)
First Republic Bank	865	(81,146)
XL Group Ltd.	2,037	(81,195)
UDR, Inc.	2,241	(81,259)
Commerce Bancshares, Inc.	1,447	(81,264)
CyrusOne, Inc.	1,579	(81,271)
Paramount Group, Inc.	5,016	(81,309)
Visa, Inc. — Class A	916	(81,405)
CBRE Group, Inc. — Class A*	2,342	(81,478)
Forest City Realty Trust, Inc. — Class A	3,743	(81,523)
Aon plc	687	(81,541)
Macerich Co.	1,273	(81,981)
Charles Schwab Corp.	2,012	(82,110)
Voya Financial, Inc.	2,164	(82,145)
Loews Corp.	1,757	(82,175)
Wells Fargo & Co.	1,477	(82,210)
FNF Group	2,113	(82,280)
First Horizon National Corp.	4,456	(82,436)
American Express Co.	1,044	(82,591)
Iron Mountain, Inc.	2,317	(82,648)
American International Group, Inc.	1,324	(82,657)
ProAssurance Corp.	1,375	(82,844)
TFS Financial Corp.	4,990	(82,934)
Weyerhaeuser Co.	2,444	(83,047)
Signature Bank*	560	(83,099)
Simon Property Group, Inc.	484	(83,262)
Healthcare Trust of America, Inc. — Class A	2,648	(83,306)
Raymond James Financial, Inc.	1,095	(83,505)
BOK Financial Corp.	1,070	(83,749)
Bank of Hawaii Corp.	1,018	(83,842)
Mercury General Corp.	1,375	(83,861)
SLM Corp.*	6,951	(84,107)
BankUnited, Inc.	2,266	(84,544)
Western Alliance Bancorporation*	1,732	(85,024)
Simmons First National Corp. — Class A	1,725	(95,134)
Pacific Premier Bancorp, Inc.*	2,612	(100,693)
Columbia Banking System, Inc.	2,982	(116,268)
People's United Financial, Inc.	6,853	(124,724)
United Bankshares, Inc.	3,096	(130,806)
Total Financial		(6,225,821)
Total Common Stocks Sold Short
(Proceeds $25,853,871)		(26,357,429)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (14.5)%
iShares Core U.S. Aggregate Bond ETF	290	(31,462)
VanEck Vectors Russia ETF	2,900	(59,943)
iShares MSCI Australia ETF	2,909	(65,772)
iShares MSCI South Korea Capped ETF	1,312	(81,173)
VanEck Vectors Gold Miners ETF	3,803	(86,746)
SPDR S&P 500 ETF Trust	378	(89,110)
iShares 20+ Year Treasury Bond ETF	1,125	(135,799)
iShares MSCI Mexico Capped ETF	2,942	(150,542)
iShares MSCI Japan ETF	2,950	(151,925)
iShares MSCI Taiwan Capped ETF	4,574	(151,994)
Materials Select Sector SPDR Fund	3,196	(167,502)
iShares MSCI Emerging Markets ETF	4,670	(183,951)
iShares 7-10 Year Treasury Bond ETF	1,772	(187,105)
PowerShares QQQ Trust Series 1	1,556	(205,983)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (14.5)% (continued)
iShares China Large-Capital ETF	5,396	$(207,692)
Industrial Select Sector SPDR Fund	3,281	(213,462)
iShares MSCI United Kingdom ETF	6,833	(222,414)
Utilities Select Sector SPDR Fund	4,923	(252,599)
iShares Russell 1000 Growth ETF	2,581	(293,718)
Consumer Discretionary Select Sector SPDR Fund	3,444	(302,900)
Technology Select Sector SPDR Fund	5,855	(312,130)
Consumer Staples Select Sector SPDR Fund	5,809	(317,055)
iShares MSCI EAFE ETF	5,544	(345,336)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,664	(432,022)
Financial Select Sector SPDR Fund	19,480	(462,260)
iShares Russell 2000 Index ETF	3,485	(479,118)
Energy Select Sector SPDR Fund	9,255	(646,925)
Health Care Select Sector SPDR Fund	8,901	(661,878)
iShares Russell 1000 Value ETF	6,079	(698,721)
iShares U.S. Real Estate ETF	11,185	(877,912)
iShares TIPS Bond ETF	8,315	(953,315)
SPDR Bloomberg Barclays High Yield Bond ETF	70,938	(2,619,741)
Total Exchange-Traded Funds Sold Short
(Proceeds $11,716,119)		(12,048,205)

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Mobileye N.V.
Expiring June 2017 with strike price of $65.00	65	(1,463)
Total Options Written
(Premiums received $617)		(1,463)
Total Securities Sold Short- (46.3)%
(Proceeds $37,570,607)		$(38,407,097)
Other Assets & Liabilities, net - 52.2%		43,335,933
Total Net Assets - 100.0%		$83,023,556

		Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $832,681)	17	$16,737
June 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,153,101)	26	10,137
June 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $214,440)	4	7,290
May 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $414,728)	6	5,764
May 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $292,156)	5	5,608
May 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $696,150)	18	5,548
May 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $95,700)	3	3,718
May 2017 Copper Futures Contracts (Aggregate Value of Contracts $66,363)	1	(578)
June 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $624,750)	5	(1,962)
(Total Aggregate Value of Contracts $4,390,069)		$52,262

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $3,035,334)	19	$21,335
June 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $747,375)	6	2,451
June 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $117,719)	1	(12)
June 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $1,546,901)	11	(307)
June 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $826,860)	8	(594)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
June 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,227,185)	52	$(3,287)
(Total Aggregate Value of Contracts $12,501,374)		$19,586

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $839,190)	11	$12,344
June 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $337,856)	3	250
(Total Aggregate Value of Contracts $1,177,046)		$12,594

EQUITY FUTURES CONTRACTS PURCHASED†
April 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $1,553,253)	14	$42,069
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,283,330)	21	28,156
June 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $1,453,797)	13	23,911
June 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $658,434)	2	9,951
April 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $659,469)	6	4,120
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $343,660)	2	187
August 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $15,500)	1	(983)
June 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $170,312)	1	(2,199)
June 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $1,091,668)	12	(3,940)
April 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $331,584)	5	(4,266)
June 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $545,071)	4	(10,653)
June 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,235,880)	12	(13,727)
April 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,416,870)	39	(14,525)
April 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $1,555,737)	10	(15,381)
June 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $413,540)	29	(65,027)
May 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,985,600)	146	(258,806)
(Total Aggregate Value of Contracts $15,713,705)		$(281,113)

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,643,000)	124	$207,642
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,838,201)	58	24,258
September 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $440,100)	27	18,718
July 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $195,390)	13	15,196
June 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $138,380)	2	(909)
April 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $272,832)	5	(7,474)
(Total Aggregate Value of Contracts $9,527,903)		$257,431

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2017 Soybean Futures Contracts (Aggregate Value of Contracts $897,513)	19	$49,495

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $526,563)	25	$25,015
May 2017 Wheat Futures Contracts (Aggregate Value of Contracts $512,400)	24	13,186
May 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $264,208)	14	12,183
May 2017 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $260,063)	5	5,425
May 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $142,500)	3	1,478
June 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $88,710)	3	207
May 2017 Corn Futures Contracts (Aggregate Value of Contracts $145,900)	8	(2,380)
May 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $214,603)	3	(12,071)
May 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $304,080)	6	(15,708)
(Total Aggregate Value of Contracts $3,356,540)		$76,830

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $642,250)	4	$(30)
June 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $452,438)	3	(7,200)
June 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $785,392)	8	(11,829)
(Total Aggregate Value of Contracts $1,880,080)		$(19,059)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $535,350)	4	$(2,620)
June 2017 British Pound Futures Contracts (Aggregate Value of Contracts $392,219)	5	(10,425)
June 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $2,032,155)	27	(21,998)
(Total Aggregate Value of Contracts $2,959,724)		$(35,043)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International June 2017 Goldman Sachs Multi-Hedge Strategies Short Index Swap 0.50%[9], Terminating 06/09/17 (Notional Value $3,886,315)	29,662	$(26,861)
Goldman Sachs International June 2017 Goldman Sachs Multi-Hedge Strategies Long Index Swap 1.20%[10], Terminating 06/09/17 (Notional Value $10,013,812)	70,789	$(89,446)

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swaps9

Sector	% of Index
Consumer Discretionary	27.4%
Health Care	18.0%
Consumer Staples	14.6%
Financials	11.4%
Technology	7.9%
Communications	7.8%
Energy	6.0%
Industrials	2.9%
Utilities	2.2%
Materials	1.8%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swaps10

Sector	% of Index
Financials	28.0%
Industrials	21.9%
Technology	15.7%
Consumer Discretionary	11.5%
Health Care	7.4%
Materials	5.3%
Communications	4.2%
Energy	3.8%
Consumer Staples	1.2%
Utilities	1.0%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[2]	All or portion of this security is on loan at March 31, 2017 — See Note 5.
[3]	Affiliated issuer — See Note 6.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2017.
[5]	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of March 31, 2017.
[9]
Customized basket of 150 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

[10]
Customized basket of 195 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$161,791	$—	$—	$—	$161,791
Common Stocks	48,449,759	—	—	—	—	48,449,759
Closed-End Funds	12,451,522	—	—	—	—	12,451,522
Currency Futures Contracts	—	12,594	—	—	—	12,594
Equity Futures Contracts	—	294,157	—	80,051	—	374,208
Interest Rate Futures Contracts	—	2,451	—	21,335	—	23,786
Master Limited Partnership	960,897	—	—	—	—	960,897
Mutual Funds	31,851	—	—	—	—	31,851
Repurchase Agreement	—	—	14,529,532	—	—	14,529,532
Securities Lending Collateral	422,108	—	—	—	—	422,108
U.S. Treasury Bills	—	—	1,249,051	—	—	1,249,051
Total	$62,316,137	$470,993	$15,778,583	$101,386	$—	$78,667,099

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$32,699	$—	$—	$—	$32,699
Common Stocks	26,357,429	—	—	—	—	26,357,429
Currency Futures Contracts	—	35,043	—	—	—	35,043
Equity Futures Contracts	—	353,977	—	43,913	—	397,890
Equity Index Swap Agreements	—	—	—	116,307	—	116,307
Exchange-Traded Funds	12,048,205	—	—	—	—	12,048,205
Interest Rate Futures Contracts	—	7,242	—	16,017	—	23,259
Options Written	1,463	—	—	—	—	1,463
Total	$38,407,097	$428,961	$—	$176,237	$—	$39,012,295

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (the “Funds”), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2017:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options
	Multi-Hedge Strategies Fund
	Number of contracts	Premium amount
Balance at December 31, 2016	130	$530
Options Written	145	1,077
Options terminated in closing purchase transactions	–	–
Options expired	(210)	(990)
Options exercised	–	–
Balance at March 31, 2017	65	$617

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedules of Investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	$469,158,712	$188,432,547
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	54,137,751	27,749,412
Commodities Strategy Fund	Index exposure, Liquidity	7,270,534	–

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$14,670,788	$6,114,431

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets LLC			U.S. Treasury Note
0.72%			2.00%
Due 04/03/17	$157,196,814	$157,206,245	05/31/21	$157,319,700	$160,340,757

HSBC Securities, Inc.			U.S. Treasury Strips
0.68%			0.00%
Due 04/03/17	110,383,814	110,390,070	11/15/42 - 05/15/43	250,116,300	112,591,519

Mizuho Securities LLC			U.S. Treasury Bill
0.71%			0.00%
Due 04/03/17	21,933,059	21,934,356	01/04/18	22,532,900	22,371,790

UMB Financial Corp.			Federal Farm Credit Bank
0.68%			0.60% - 0.85%
Due 04/03/17	15,523,545	15,524,424	04/05/17 - 04/25/17	14,784,000	14,831,151
			Federal Home Loan Bank
			0.88%
			05/24/17	1,000,000	1,003,157
			Total UMB Financial Corp.	15,784,000	15,834,308

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral

Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Managed Futures Strategy Fund	$457,366	$(457,366)	$–	$466,375	$–	$466,375
Multi-Hedge Strategies Fund	413,820	(413,820)	–	422,108	–	422,108

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Commodities Strategy Fund	$6,471,241	$-	$(512,133)	$(512,133)
Managed Futures Strategy Fund	108,718,493	-	(13,360,256)	(13,360,256)
Multi-Hedge Strategies Fund	73,228,621	6,301,380	(1,435,281)	4,866,099

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 26, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	May 26, 2017

*	Print the name and title of each signing officer under his or her signature.